Financial risk management - Market risk management from trading positions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Shinhan financial group | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	₩ 1,095,671	₩ 890,558
Shinhan financial group | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	587,482	525,465
Shinhan financial group | Average | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	209,101	222,277
Shinhan financial group | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	274,140	120,088
Shinhan financial group | Average | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	16,404	8,910
Shinhan financial group | Average | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	8,544	13,818
Shinhan financial group | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,197,521	1,004,324
Shinhan financial group | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	625,298	592,668
Shinhan financial group | Maximum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	231,137	240,535
Shinhan financial group | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	301,271	124,915
Shinhan financial group | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	30,244	23,224
Shinhan financial group | Maximum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	9,571	22,982
Shinhan financial group | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	991,581	823,598
Shinhan financial group | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	557,622	495,292
Shinhan financial group | Minimum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	179,415	202,036
Shinhan financial group | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	245,232	113,497
Shinhan financial group | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,269	3,234
Shinhan financial group | Minimum | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	8,043	9,539
Shinhan financial group | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,123,399	941,482
Shinhan financial group | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	576,515	592,668
Shinhan financial group | December 31 | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	219,900	222,544
Shinhan financial group | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	299,909	113,497
Shinhan financial group | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	19,032	3,234
Shinhan financial group | December 31 | Commodity
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	8,043	9,539
Shinhan Bank [Member] | Average
Market risk management from trading positions [Line Items]
Value at risk	174,647	106,030
Shinhan Bank [Member] | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	28,749	41,165
Shinhan Bank [Member] | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	11,583	27,077
Shinhan Bank [Member] | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	159,165	65,309
Shinhan Bank [Member] | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	162	305
Shinhan Bank [Member] | Average | Commodity
Market risk management from trading positions [Line Items]
Value at risk	11	13
Shinhan Bank [Member] | Average | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(25,023)	(27,839)
Shinhan Bank [Member] | Maximum
Market risk management from trading positions [Line Items]
Value at risk	210,535	154,487
Shinhan Bank [Member] | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	55,773	56,950
Shinhan Bank [Member] | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	21,340	66,254
Shinhan Bank [Member] | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	185,514	83,335
Shinhan Bank [Member] | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	368	1,073
Shinhan Bank [Member] | Maximum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	151	170
Shinhan Bank [Member] | Maximum | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(52,611)	(53,295)
Shinhan Bank [Member] | Minimum
Market risk management from trading positions [Line Items]
Value at risk	145,145	49,486
Shinhan Bank [Member] | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	17,537	28,322
Shinhan Bank [Member] | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	3,850	7,545
Shinhan Bank [Member] | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	136,936	27,668
Shinhan Bank [Member] | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	29	114
Shinhan Bank [Member] | Minimum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	0
Shinhan Bank [Member] | Minimum | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(13,207)	(14,163)
Shinhan Bank [Member] | December 31
Market risk management from trading positions [Line Items]
Value at risk	192,224	94,613
Shinhan Bank [Member] | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	28,030	42,867
Shinhan Bank [Member] | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	19,618	7,893
Shinhan Bank [Member] | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	161,978	69,024
Shinhan Bank [Member] | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	60	138
Shinhan Bank [Member] | December 31 | Commodity
Market risk management from trading positions [Line Items]
Value at risk	8	1
Shinhan Bank [Member] | December 31 | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(17,470)	(25,310)
Shinhan Card | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,996	2,034
Shinhan Card | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,350	2,400
Shinhan Card | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,700	1,900
Shinhan Card | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,700	2,400
Shinhan Investment | Average
Market risk management from trading positions [Line Items]
Value at risk	78,687	75,226
Shinhan Investment | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	21,079	20,512
Shinhan Investment | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	31,668	26,136
Shinhan Investment | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	24,354	12,477
Shinhan Investment | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	49,345	43,324
Shinhan Investment | Average | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(47,759)	(27,223)
Shinhan Investment | Maximum
Market risk management from trading positions [Line Items]
Value at risk	133,850	187,985
Shinhan Investment | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	35,503	30,903
Shinhan Investment | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	62,315	51,509
Shinhan Investment | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	43,826	46,970
Shinhan Investment | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	96,355	162,008
Shinhan Investment | Maximum | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(104,149)	(103,405)
Shinhan Investment | Minimum
Market risk management from trading positions [Line Items]
Value at risk	49,903	18,648
Shinhan Investment | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	7,724	12,076
Shinhan Investment | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	15,856	2,412
Shinhan Investment | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	2,548	632
Shinhan Investment | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	31,155	2,894
Shinhan Investment | Minimum | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(7,380)	634
Shinhan Investment | December 31
Market risk management from trading positions [Line Items]
Value at risk	110,444	95,208
Shinhan Investment | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	27,207	23,551
Shinhan Investment | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	33,295	36,573
Shinhan Investment | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	28,594	15,557
Shinhan Investment | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	79,589	57,924
Shinhan Investment | December 31 | Portfolio diversification effect
Market risk management from trading positions [Line Items]
Value at risk	(58,241)	(38,397)
Shinhan Life Insurance | Average
Market risk management from trading positions [Line Items]
Value at risk	22,031	24,838
Shinhan Life Insurance | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	4,161	2,967
Shinhan Life Insurance | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	8,938	10,953
Shinhan Life Insurance | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	7,680	10,485
Shinhan Life Insurance | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	1,252	433
Shinhan Life Insurance | Maximum
Market risk management from trading positions [Line Items]
Value at risk	40,845	46,210
Shinhan Life Insurance | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	9,262	6,934
Shinhan Life Insurance | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	15,009	16,592
Shinhan Life Insurance | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	13,746	21,588
Shinhan Life Insurance | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	2,828	1,096
Shinhan Life Insurance | Minimum
Market risk management from trading positions [Line Items]
Value at risk	2,873	9,540
Shinhan Life Insurance | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	457	354
Shinhan Life Insurance | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	1,909	4,481
Shinhan Life Insurance | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	481	4,665
Shinhan Life Insurance | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	26	40
Shinhan Life Insurance | December 31
Market risk management from trading positions [Line Items]
Value at risk	19,013	29,119
Shinhan Life Insurance | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	1,259	619
Shinhan Life Insurance | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	6,303	13,742
Shinhan Life Insurance | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk	11,404	13,669
Shinhan Life Insurance | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	₩ 47	1,089
Orange Life insurance | Average
Market risk management from trading positions [Line Items]
Value at risk		17,137
Orange Life insurance | Average | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk		17,064
Orange Life insurance | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk		73
Orange Life insurance | Maximum
Market risk management from trading positions [Line Items]
Value at risk		19,681
Orange Life insurance | Maximum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk		19,597
Orange Life insurance | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk		84
Orange Life insurance | Minimum
Market risk management from trading positions [Line Items]
Value at risk		10,179
Orange Life insurance | Minimum | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk		10,172
Orange Life insurance | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk		7
Orange Life insurance | December 31
Market risk management from trading positions [Line Items]
Value at risk		18,037
Orange Life insurance | December 31 | Foreign exchange risk
Market risk management from trading positions [Line Items]
Value at risk		17,964
Orange Life insurance | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk		₩ 73